Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
YCG Enhanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	YCG Enhanced Fund
Average Annual Return, Percent	19.18%	12.41%	12.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Average Annual Return, Percent	26.26%	11.31%	9.51%